CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Share capital	Reserves Share-based payments	Reserves Warrants	Cumulative translation adjustment	Deficit	Total
Balance, beginning at Sep. 30, 2015	$ 19,419,004	$ 2,355,196	$ 45,824	$ (1,738,716)	$ (15,625,796)	$ 4,455,512
Balance, beginning (in shares) at Sep. 30, 2015	1,131,467
Private placement	$ 6,581,815					6,581,815
Private placement (in shares)	310,606
Issuance costs	$ (170,091)					(170,091)
Options exercised	$ 142,386	(105,921)				36,465
Options exercised (in shares)	12,736
Warrants exercised	$ 1,628		(434)			1,194
Warrants exercised (in shares)	39
Share-based payments		1,246,946				1,246,946
Foreign currency adjustment				(54,574)		(54,574)
Effect of functional currency change			263,903	(283,189)	524,950	505,664
Loss for the year					(13,139,788)	(13,139,788)
Balance, ending at Sep. 30, 2016	$ 25,974,742	3,496,221	309,293	(2,076,479)	(28,240,634)	(536,857)
Balance, beginning (in shares) at Sep. 30, 2016	1,454,848
Options exercised	$ 5,375	(2,436)				2,939
Options exercised (in shares)	250
Share-based payments		758,927				758,927
Loss for the year					(4,499,012)	(4,499,012)
Balance, ending at Sep. 30, 2017	$ 25,980,117	4,252,712	309,293	(2,076,479)	(32,739,646)	(4,274,003)
Balance, beginning (in shares) at Sep. 30, 2017	1,455,098
Financing	$ 17,284,000		8,756,000			26,040,000
Financing (in shares)	4,321,000
Issuance costs	$ (3,058,120)		672,221			(2,385,899)
Share-based payments		1,401,414				1,401,414
Loss for the year					(11,629,440)	(11,629,440)
Balance, ending at Sep. 30, 2018	$ 40,205,997	$ 5,654,126	$ 9,737,514	$ (2,076,479)	$ (44,369,086)	$ 9,152,072
Balance, beginning (in shares) at Sep. 30, 2018	5,776,098